                           STI CLASSIC VARIABLE TRUST

                    Supplement dated December 17, 2004 to the
                    Statement of Additional Information dated
                    May 1, 2004, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

- The following supplements the information under the sub-section "Members of the Board" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

SIDNEY E. HARRIS (DOB 7/21/49) - Trustee - Dr. Harris has served since November 2004, and has no set term. He is currently the Dean of Robinson College of Business, Georgia State University. His other directorships include: Director, ServiceMaster Company (consumer art); Director, Total System Services, Inc. (credit/debit card processor); and Transamerica Investors, Inc. (9 mutual funds).

WARREN Y. JOBE (DOB 11/12/40) - Trustee - Mr. Jobe has served since November 2004, and has no set term. He is retired. He was Executive Vice President of Georgia Power Company and Senior Vice President of Southern Company from 1998 to 2001. His other directorships include Director, WellPoint Health Networks; Director, UniSource Energy Corp.; and Director, Tucson Electric Power.

CHARLES D. WINSLOW (DOB 7/13/35) - Trustee - Mr. Winslow has served since November 2004, and has no set term. He is retired.

- The following replaces the first sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Board's Audit Committee is composed of independent Trustees of the Trust.

- The following replaces the second to last sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

Messrs. Gallagher, Gooch, Robbins, Walton and Winslow currently serve as members of the Audit Committee.


- The following replaces the first sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Board's Nominating Committee is composed of independent Trustees of the Trust.



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-        The following replaces the second to last sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

Messrs. Gallagher, Gooch, Robbins, Walton and Harris currently serve as members of the Nominating Committee.

- The following replaces the information in the "Fund Shares Owned by Board Members" table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:


                                                                      AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                                     INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                DOLLAR RANGE OF FUND SHARES*             IN FAMILY OF INVESTMENT COMPANIES*
---------------------- --------------------------------------------- ------------------------------------------
Courts                                     None                                        None
Gallagher                                  None                                        None
Gooch                                      None                                        None
Ridley                                     None                                        None
Robbins                                    None                                        None
Walton                                     None                                        None
Harris **                                   **                                          **
Jobe **                                     **                                          **
Winslow **                                  **                                          **

*        Valuation date is December 31, 2003.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.


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



- The following replaces the information in the "Board Compensation " table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Trust paid the following fees to the Trustees during its most recently completed fiscal year:


                                                    PENSION OR RETIREMENT    ESTIMATED ANNUAL
                                    AGGREGATE     BENEFITS ACCRUED AS PART     BENEFITS UPON      TOTAL COMPENSATION FROM THE
        NAME OF TRUSTEE           COMPENSATION        OF FUND EXPENSES          RETIREMENT          TRUST AND FUND COMPLEX*
------------------------------ ------------------ ------------------------ -------------------- -------------------------------
Richard W. Courts, II                $2,100                  N/A                    N/A         $35,000 for services on 2 boards
Thomas Gallagher                     $3,200                  N/A                    N/A         $45,500 for services on 2 boards
F. Wendell Gooch                     $2,600                  N/A                    N/A         $39,000 for services on 2 boards
Clarence H. Ridley                   $2,600                  N/A                    N/A         $40,500 for services on 2 boards
James O. Robbins                     $2,600                  N/A                    N/A         $37,500 for services on 2 boards
Jonathan T. Walton                   $2,600                  N/A                    N/A         $40,500 for services on 2 boards
Sidney E. Harris **                    **                    **                     **          **
Warren Y. Jobe **                      **                    **                     **          **
Charles D. Winslow **                  **                    **                     **          **

*        The "Fund Complex" consists of the Trust and the STI Classic Funds.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                     STISAVT1204


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